Note 12 - Property, Plant and Equipment (Details Textual) - USD ($)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Property, plant and equipment at end of period	$ 1,915,000	$ 2,163,000	$ 3,000
Property, plant and equipment under operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment at end of period	$ 600,000	$ 300,000